Related Party Transactions (Details) - Schedule of compensation of executives and board level directors - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of compensation of executives and board level directors [Abstract]
Short-term benefits (including salaries)		$ 15,465	$ 13,058	$ 11,051
Special payments	[1]	597	710	948
Post-employment benefits		2,514	2,180	2,773
Share-based payments		73,090	12,373	15,649
Compensation of executives and board level directors		$ 91,666	$ 28,321	$ 30,421

[1]	Balance relates to the special cash distribution effective January 25, 2017.